Monetta Young Investor Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 49.6%	Shares	Value
Consumer Cyclical - 5.0%
Automobile - 1.8%
General Motors Co.	7,000	$313,880
Tesla, Inc. (a)	1,500	392,445
		706,325
Leisure Service - 2.5%
Netflix, Inc. (a)	1,400	992,978
		$–
Media-Radio/TV - 0.7%
Walt Disney Co.	3,000	288,570
Total Consumer Cyclical		1,987,873

Financial - 5.8%
Bank-Money Center - 4.5%
JPMorgan Chase & Co.	8,500	1,792,310
		$–
Finance-Miscellaneous - 1.3%
MasterCard, Inc. - Class A	1,100	543,180
Total Financial		2,335,490

Healthcare - 1.7%
Healthcare-Drug/Diversified - 1.1%
Eli Lilly & Co.	200	177,188
Pfizer, Inc.	9,000	260,460
		437,648
Healthcare-Patient Care - 0.6%
UnitedHealth Group, Inc.	400	233,872
Total Healthcare		671,520

Retail - 12.6%
Retail-Major Chain - 3.3%
Costco Wholesale Corp.	1,500	1,329,780
		$–
Retail-Specialty - 9.3%
Amazon.com, Inc. (a)	20,000	3,726,600
Total Retail		5,056,380

Technology - 23.9%
Computer Data Storage - 6.4%
Apple, Inc.	11,000	2,563,000
		$–
Computer-Software - 5.9%
Microsoft Corp.	5,000	2,151,500
Salesforce, Inc.	800	218,968
		2,370,468
Electronic-Semiconductor - 2.4%
Broadcom, Inc.	2,000	345,000
NVIDIA Corp.	5,000	607,200
		952,200
Internet - 9.2%
Alphabet, Inc. - Class C	18,000	3,009,420
Meta Platforms, Inc. - Class A	1,200	686,928
		3,696,348
Total Technology		9,582,016

Utility - 0.6%
Electric Power - 0.6%
Vistra Corp.	2,000	237,080
Total Utility		237,080
TOTAL COMMON STOCKS (Cost $5,590,176)		19,870,359

EXCHANGE TRADED FUNDS - 49.5%	Shares	Value
SPDR S&P 500 Trust (b)	22,200	12,737,472
Vanguard S&P 500	13,500	7,123,545
TOTAL EXCHANGE TRADED FUNDS (Cost $6,250,513)		19,861,017

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 4.82% (c)	443,361	443,361
TOTAL SHORT-TERM INVESTMENTS (Cost $443,361)		443,361

TOTAL INVESTMENTS - 100.2% (Cost $12,284,050)		40,174,737
Liabilities in Excess of Other Assets - (0.2)%		(70,612)
TOTAL NET ASSETS - 100.0%		$40,104,125

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Monetta Young Investor Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

Monetta Young Investor Growth Fund

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Assets:
Common Stocks	$19,870,359	$–	$–	$19,870,359
Exchange Traded Funds	19,861,017	–	–	19,861,017
Money Market Funds	443,361	–	–	443,361
Total Investments in Securities	$40,174,737	$–	$–	$40,174,737

For the period ended September 30, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for industry classifications.